Organization and Principal Activities - Schedule of VIE Included in the Company’s Unaudited Condensed Consolidated Financial Statements (Details) - Variable Interest Entity (“VIE”) [Member] - CNY (¥)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Current assets:
Cash and cash equivalents	¥ 7,015		¥ 536,444
Short-term investment			198,660
Accounts receivable	663,607		114,351
Prepaid expenses and other current assets	9,388,075		17,652,212
Total current assets	10,058,697		18,615,018
Non-current assets:
Property and equipment, net	29,925,568		30,944,721
Right-of-use assets, net			62,624
Total non-current assets	29,925,568		31,007,345
TOTAL ASSETS	39,984,265		49,622,363
Current liabilities:
Short-term borrowing	19,500,000		30,000,000
Current portion of long-term borrowings	2,200,000
Accounts payable	750		750
Lease liabilities-current			55,454
Accrued expenses and other current liabilities	1,213,957		522,414
Total current liabilities	22,934,707		30,578,618
Long-term borrowings			2,200,000
Total non-current liabilities			2,200,000
TOTAL LIABILITIES	22,934,707		32,778,618
Commitments and Contingencies (Note 14)
SHAREHOLDERS’ EQUITY
Additional paid-in capital	56,241,465		57,713,162
Accumulated deficit	(39,191,907)		(40,869,417)
Total shareholders’ equity	17,049,558		16,843,745
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	39,984,265		49,622,363
Revenues	4,150,527	¥ 3,748,665
Cost of revenues	(155,638)	(404,210)
Gross profit	3,994,889	3,344,455
Operating expenses	(1,925,913)	(4,882,586)
Loss from operations	2,068,976	(1,538,131)
Other income/ (expenses), net	(391,466)	1,145,950
Income tax expense
Net (loss) income	1,677,510	(392,181)
Net cash (used in)/ provided by operating activities	9,752,859	(9,286,259)
Net cash (used in)/ provided by investing activities	197,712	(9,863,873)
Net cash provided by/ (used in) financing activities	(10,480,000)	20,000,000
Effect of exchange rate changes on cash and cash equivalents
Net change in cash and cash equivalents	(529,429)	849,868
Cash and cash equivalents at beginning of the periods	536,444	853,749
Cash and cash equivalents at end of the periods	7,015	¥ 1,703,617
Group Companies [Member]
Current assets:
Amounts due from group companies			113,351
Related Party [Member]
Current liabilities:
Amounts due to a related party	¥ 20,000